Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Vessels, net	$ 227,791	$ 233,191
Advances for vessel purchase	22,643	22,573
Office furniture and equipment, net	63	75
Right of use asset	885	0
Restricted cash	2,000	2,000
Other non-current assets	10	10
Total non-current assets	253,392	257,849
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	0	113
Trade receivables, net	3,802	654
Inventories	1,329	2,217
Prepayments and other assets	5,783	1,283
Restricted cash	450	450
Cash and cash equivalents	29,321	26,254
Total current assets	40,685	30,971
TOTAL ASSETS	294,077	288,820
EQUITY
Issued share capital	86	86
Share premium	285,742	285,742
Accumulated deficit	(104,706)	(109,834)
Total equity	181,122	175,994
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	48,903	51,735
Financial Liabilities, net of current portion	48,576	49,528
Provision for staff retirement indemnities	266	253
Lease liabilities	539	0
Total non-current liabilities	98,284	101,516
CURRENT LIABILITIES
Current portion of long-term borrowings	6,051	6,097
Current portion of financial Liabilities	1,916	1,885
Trade accounts payable	2,162	1,967
Accrued liabilities and other payables	3,581	913
Current portion of lease liabilities	359	0
Deferred revenue	602	448
Total current liabilities	14,671	11,310
TOTAL LIABILITIES	112,955	112,826
TOTAL EQUITY AND LIABILITIES	$ 294,077	$ 288,820